Receivables, Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Schedule of Accounts Receivable

(in millions)	December 31, 2025	December 31, 2024
Current:
Trade receivables, other than related parties(1)	$1,041	$906
Other receivables	254	316
Unbilled accounts receivable(2)	63	38
Receivables from government grants	167	133
Other current financial assets	53	13
Total	$1,578	$1,406
Non-current:
Unbilled accounts receivable(2)	$18	$—
Advances to suppliers(3)	173	180
Receivables from government grants	100	124
Equity investments	101	25
Other	106	22
Total	$498	$351
(1)The Company’s trade receivables, other than related parties, are all classified as current and are expected to be collected within one year. The Company’s provision for sales returns was not material for either of the years ended December 31, 2025 and 2024. See the table below for the aging of the Company’s trade receivables, other than related parties.
(2)Unbilled accounts receivable represents amounts recognized on revenue contracts less associated advances and progress billings. These amounts will be billed in accordance with the agreed-upon contractual terms or upon shipment of products or rendering services.
(3)Primarily represents advances to suppliers to offset against future purchases.

Schedule of Unbilled Accounts Receivables
The following table summarizes the activity in the Company’s unbilled accounts receivable:

(in millions)	December 31, 2025	December 31, 2024
Beginning balance	$38	$33
Revenue recognized during the year	177	118
Amounts invoiced	(135)	(113)
Other	1	—
Ending balance	$81	$38
The following table presents the aging of accounts receivable:

(in millions)	December 31, 2025	December 31, 2024
Receivables neither past due nor impaired	$943	$850
Less than 30 days	90	49
31 to 60 days	2	—
61 to 90 days	4	—
91 to 120 days	2	7
Total	$1,041	$906